Appendix 6 Additional Information Circular No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 194,311,533	$ 213,164,803
Trade receivables, gross	62,563	5,751,510
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	195,570,350	214,479,114
Trade receivables, gross	62,563	5,751,510
On demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,769,753	179,498,352
1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	4,116,042	20,108,963
Portfolio Stratification
Trade And Other Receivables [Line Items]
Trade receivables, gross	194,311,533	213,164,803
Allowance for doubtful accounts	(1,258,817)	(1,314,311)
Trade receivables, gross	62,563	5,751,510
Portfolio Stratification | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	195,570,350	214,479,114
Trade receivables, gross	62,563	5,751,510
Portfolio Stratification | On demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,769,753	179,498,352
Portfolio Stratification | On demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,769,753	179,498,352
Portfolio Stratification | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
Portfolio Stratification | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
Portfolio Stratification | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
Portfolio Stratification | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
Portfolio Stratification | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
Portfolio Stratification | 61-90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
Portfolio Stratification | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
Portfolio Stratification | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
Portfolio Stratification | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
Portfolio Stratification | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
Portfolio Stratification | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
Portfolio Stratification | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
Portfolio Stratification | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
Portfolio Stratification | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
Portfolio Stratification | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
Portfolio Stratification | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
Portfolio Stratification | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	493,890	8,285,956
Allowance for doubtful accounts	(1,103,086)	(1,314,311)
Portfolio Stratification | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,596,976	9,600,267
Portfolio Stratification | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,363,335	10,508,696
Allowance for doubtful accounts	(155,731)
Portfolio Stratification | More than 365 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,519,066	10,508,696
Portfolio Stratification | Trade receivables, generation and transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	195,570,350	214,479,114
Allowance for doubtful accounts	(1,258,817)	(1,314,311)
Trade receivables, gross	62,563	5,751,510
Portfolio Stratification | Trade receivables, generation and transmission [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	195,525,065	214,463,262
Trade receivables, gross	62,563	5,723,943
Portfolio Stratification | Trade receivables, generation and transmission [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	45,285	15,852
Trade receivables, gross		27,567
Portfolio Stratification | Trade receivables, generation and transmission [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	138,781,170	125,367,509
Trade receivables, gross		3,308,454
Portfolio Stratification | Trade receivables, generation and transmission [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,789,180	89,111,605
Trade receivables, gross		2,443,056
Portfolio Stratification | Trade receivables, generation and transmission [Member] | On demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,769,753	179,498,352
Portfolio Stratification | Trade receivables, generation and transmission [Member] | On demand [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,724,468	179,482,500
Portfolio Stratification | Trade receivables, generation and transmission [Member] | On demand [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	45,285	15,852
Portfolio Stratification | Trade receivables, generation and transmission [Member] | On demand [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	138,781,170	125,367,509
Portfolio Stratification | Trade receivables, generation and transmission [Member] | On demand [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	47,988,583	54,130,843
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
Portfolio Stratification | Trade receivables, generation and transmission [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
Portfolio Stratification | Trade receivables, generation and transmission [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,596,976	9,600,267
Allowance for doubtful accounts	(1,103,086)	(1,314,311)
Portfolio Stratification | Trade receivables, generation and transmission [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,596,976	9,600,267
Portfolio Stratification | Trade receivables, generation and transmission [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,596,976	9,600,267
Portfolio Stratification | Trade receivables, generation and transmission [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,519,066	10,508,696
Allowance for doubtful accounts	(155,731)
Portfolio Stratification | Trade receivables, generation and transmission [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,519,066	10,508,696
Portfolio Stratification | Trade receivables, generation and transmission [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 2,519,066	$ 10,508,696